Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 653,142	₺ 950,862
Cash flow effect	(582,580)	(612,466)
Fair value gains recognized in profit or loss	424,874	314,746
Closing balance	₺ 495,436	₺ 653,142